Liability Related to Warrants (Tables)	12 Months Ended
Mar. 31, 2023
Warrants And Rights Note Disclosure [Abstract]
Summary of Changes in Value of Liability Related to Warrants

	Warrants	Amount
Outstanding as at March 31, 2021	497,355	$10,462,000
Warrants issued during the year	1,428,574	7,585,314
Revaluation		(12,633,316)
Movements in exchange rates		156,532
Outstanding as at March 31, 2022	1,925,929	5,570,530
Outstanding as at March 31, 2022	1,925,929	$5,570,530
Warrants issued during the year	11,158,166	14,494,891
Warrants exercised during the year	(1,173,970)	(1,769,000)
Warrants reclassified to equity during the year	(497,355)	(37,710)
Revaluation gain		(14,709,805)
Movements in exchange rates		(392,652)
Outstanding as at March 31, 2023	11,412,770	3,156,254

Summary of Outstanding Warrants

The following table provides the relevant information on the outstanding warrants as at March 31, 2023:

		Number of	Number of
		warrants	warrants	Exercise
Reference	Date of issuance	outstanding	exercisable	price	Expiry date
Series A Warrants	March 14, 2022	714,287	714,287	$11.20	September 14, 2027
Series B Warrants	March 14, 2022	714,287	714,287	$11.20	September 14, 2023
Series C Warrants	June 23, 2022	771,556	771,556	$2.32	June 23, 2027
Series C Warrants	June 23, 2022	972,763	972,763	$2.32	June 23, 2029
Series D Warrants	June 23, 2022	972,763	972,763	$2.32	June 24, 2024
Series E Warrants	October 11, 2022	6,417,114	6,417,114	$1.62	October 11, 2027
Series E Warrants	October 11, 2022	—	—	$1.62	May 15, 2028
January 2023 Warrants	January 12, 2023	850,000	850,000	$0.53	January 12, 2028
		11,412,770	11,412,770	$2.90

In connection with the offering closed on May 15, 2023, the Company has agreed that certain existing warrants to purchase up to an aggregate of 8,423,732 common shares that were previously issued in March 2022, June 2022, and October 2022, at exercise prices ranging from $1.62 to $11.20 per share and expiration dates ranging from September 14, 2023 to June 23, 2029, will be amended effective upon the closing of the offering, to reduce the exercise prices of the applicable warrants to $0.33, with expiration dates five years following the closing of the offering, with the exception of warrants to purchase up to 972,763 common shares which will expire on June 23, 2029 as currently contemplated.  This amendment will result in a loss on remeasurement of warrant liabilities in the first quarter of fiscal 2024.

Consequently, the following table provides the updated information on the outstanding warrants as at March 31, 2023, updated to reflect the revisions from the May 15, 2023 offering:

		Number of	Number of
		warrants	warrants
Reference	Date of issuance	outstanding	exercisable	Exercise price	Expiry date
Series A Warrants	March 14, 2022	714,287	714,287	$0.33	May 15, 2028
Series B Warrants	March 14, 2022	714,287	714,287	$0.33	May 15, 2028
Series C Warrants	June 23, 2022	771,556	771,556	$0.33	May 15, 2028
Series C Warrants	June 23, 2022	972,763	972,763	$0.33	June 23, 2029
Series D Warrants	June 23, 2022	972,763	972,763	$0.33	May 15, 2028
Series E Warrants	October 11, 2022	2,139,038	2,139,038	$1.62	October 11, 2027
Series E Warrants	October 11, 2022	4,278,076	4,278,076	$0.33	May 15, 2028
January 2023 Warrants	January 12, 2023	850,000	850,000	$0.53	January 12, 2028
		11,412,770	11,412,770	$0.46

Summary of Reconciliation of Changes in Fair Value of Warrants

The derivative warrant liabilities are measured at fair value at each reporting period and the reconciliation of changes in fair value is presented in the following tables:

	2020 Warrants		2021 Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Balance - beginning of year	$309,769	$6,174,000	$306,704	$4,288,000
Warrants reclassified to equity during the year	(19,058)	—	(18,652)	—
Change in fair value to date of transfer to equity	(279,056)	(5,877,802)	(276,527)	(3,990,948)
Translation effect	(11,655)	13,571	(11,525)	9,652
Balance - end of year	$—	$309,769	$—	$306,704

	Series A Warrants		Series B Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Balance - beginning of year	$3,270,816	$—	$1,683,241	$—
Warrants issued during the year	—	4,757,559	—	2,827,755
Change in fair value	(3,028,191)	(1,572,299)	(1,619,625)	(1,192,267)
Translation effect	(136,418)	85,556	(59,975)	47,753
Balance - end of year	$106,207	$3,270,816	$3,641	$1,683,241

	Series C Warrants		Series D Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Balance - beginning of year	$—	$—	$—	$—

Warrants issued during the year	4,046,836	—	3,080,121	—
Warrants exercised during the year	(365,224)	—	(1,403,776)	—
Change in fair value	(3,065,563)	—	(1,471,428)	—
Translation effect	(121,760)	—	(51,319)	—

Balance - end of year	$494,289	$—	$153,598	$—

	Series E Warrants		January 2023 Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Balance - beginning of year	$—	$—	$—	$—

Warrants issued during the year	7,029,614	—	338,320	—
Change in fair value	(4,983,532)	—	14,117	—
Balance - end of year	$2,046,082	$—	$352,437	$—

Summary of Fair Value of Derivative Warrant Liabilities Estimated Using Black-Scholes Option Pricing Model

The fair value of the derivative warrant liabilities was estimated using the Black-Scholes option pricing model and based on the following assumptions:

	2020 Warrants		2021 Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Share price	N/A	$7.70	N/A	$7.70
Exercise price	N/A	$78.75	N/A	$78.75
Dividend yield	N/A	—	N/A	—
Risk-free interest	N/A	2.44%	N/A	2.49%
Remaining contractual life (years)	N/A	3.57	N/A	4.39
Expected volatility	N/A	83.2%	N/A	83.5%

	Series A Warrants		Series B Warrants
	March 31,	March 31,	March 31,	March 31,
	2023	2022	2023	2022
Share price	$0.54	$7.70	$0.54	$7.70
Exercise price	$11.20	$11.20	$11.20	$11.20
Dividend yield	—	—	—	—
Risk-free interest	3.66%	1.94%	4.92%	1.46%
Remaining contractual life (years)	4.46	5.46	0.46	1.46
Expected volatility	104.1%	77.5%	178.2%	87.0%

	Series C Warrants		Series D Warrants
	March 31,	June 23, 2022	March 31,	June 23, 2022
	2023	(Grant date)	2023	(Grant date)
Share price	$0.54	$2.90	$0.54	$2.90
Exercise price	$2.32	$2.32	$2.32	$2.32
Dividend yield	—	—	—	—
Risk-free interest	3.68%	3.38%	4.51%	3.21%
Remaining contractual life (years)	4.23	5.00	1.23	2.00
Expected volatility	106.6%	84.0%	147.0%	88.7%

	Series E Warrants		January 2023 Warrants
	March 31,	October 11, 2022	March 31,	January 12, 2023
	2023	(Grant date)	2023	(Grant date)
Share price	$0.54	$1.54	$0.54	$0.53
Exercise price	$1.62	$1.62	$0.53	$0.53
Dividend yield	—	—	—	—
Risk-free interest	3.65%	4.14%	3.62%	3.53%
Remaining contractual life (years)	4.53	5.00	4.79	5.00
Expected volatility	103.7%	90.4%	103.9%	98.2%